Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 357,807	$ 535,372	$ 337,357
Fees from servicing rights retained	4,240	4,433	4,401
Other interests held	2,284	1,767	1,779
Purchases of delinquent assets	18	62	9
Servicing advances, net of repayments	(34)	226	29
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0	0	0
Fees from servicing rights retained	10	10	11
Other interests held	93	135	263
Purchases of delinquent assets	0	0	0
Servicing advances, net of repayments	$ 0	$ 0	$ 0